Expense Example {- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-09 - Fidelity Managed Retirement 2010 Fund - Fidelity Managed Retirement 2010 Fund	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	255
10 years	$ 570